Share-Based Compensation - Summary of Option Activity (Details) - 2010 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	380,579,031
Options Outstanding, Granted | shares	94,625,573
Options Outstanding, Forfeited | shares	(8,855,266)
Options Outstanding, Exercised | shares	(59,436,720)
Options Outstanding, Ending balance | shares	406,912,618
Options Outstanding, Vested and expected to vest | shares	385,280,004
Options Outstanding, Exercisable | shares	211,537,760
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.47
Weighted Average Exercise Price, Granted | $ / shares	0.51
Weighted Average Exercise Price, Forfeited | $ / shares	0.51
Weighted Average Exercise Price, Exercised | $ / shares	0.37
Weighted Average Exercise Price, Ending balance | $ / shares	0.48
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.48
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.45
Weighted Average Remaining Contractual Life, Outstanding	7 years 29 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 11 months 23 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 9 months 10 days
Aggregate Intrinsic Value, Outstanding | $	$ 1,031,314
Aggregate Intrinsic Value, Vested and expected to vest | $	977,150
Aggregate Intrinsic Value, Exercisable | $	$ 542,128